S000004342 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	305 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Value Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
iShares Russell 2000 Value ETF
Prospectus [Line Items]
Average Annual Return, Percent	12.41%	8.63%	9.08%
Performance Inception Date				Jul. 24, 2000
iShares Russell 2000 Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.87%	8.07%	8.49%
iShares Russell 2000 Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.59%	6.67%	7.24%